LEASE COMMITMENTS (Tables)	12 Months Ended
Dec. 28, 2013
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Following is a summary of future minimum payments under operating leases that have initial or remaining non-cancellable lease terms at December 28, 2013 (amounts in thousands):

Fiscal Year	Operating Leases
2014	$1,590
2015	1,546
2016	600
2017	435
2018	335
Thereafter	100
Total minimum lease payments	4,606
Future minimum rentals to be received under non-cancellable subleases	(364)
Minimum lease payments net of amounts to be received under subleases	$4,242